Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 402,783	$ 270,166
Restricted cash	186	29,623
Total cash and cash equivalents and restricted cash	$ 402,969	$ 299,789	$ 249,175	$ 175,098